Loans and borrowings - Additional Information (Details) € in Millions, kr in Millions, $ in Millions				12 Months Ended
	May 07, 2024 EUR (€)	Feb. 02, 2024 EUR (€)	Sep. 22, 2023 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SEK (kr)	Nov. 08, 2022 EUR (€)	Nov. 08, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Annual principal payment				€ 0.0
Percentage of consolidated gross assets or adjusted EBITDA held individually by companies in Guarantor Group				5.00%	5.00%
Percentage of consolidated gross assets or adjusted EBITDA held by Guarantor Group in total				80.00%	80.00%
Guarantee amount				€ 55.8		€ 57.6			kr 640		kr 640
Borrowing costs capitalised	€ 1.8		€ 2.4
refinancing expense [Abstract]							€ 2.3
Net gain on refinancing	€ 10.3	€ 4.1		14.4		16.7	2.3
Financing income on amendment of terms of debt						17.2
Findus Sverige AB
Disclosure of detailed information about borrowings [line items]
Guarantee amount				26.2		27.0			kr 300		kr 300
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount				662.6		693.6		$ 686.1		$ 693.0		€ 700.6	$ 700.0
Interest rate	2.50%		3.00%									3.75%	3.75%
Repayments of non-current borrowings				€ 6.7	$ 6.9
Repayments Of Non-current Borrowings - percentage of original issued notional				1.00%				1.00%	1.00%
Interest rate floor				0.50%				0.50%	0.50%
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 553.2
Interest rate				2.50%				2.50%	2.50%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Letters of credit, overdrafts, customer bonds and bank guarantees utilized against the credit facility				€ 1.8		2.7
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Interest rate				2.50%				2.50%	2.50%
Senior EUR Debt
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 130.0		€ 130.0
Interest rate						3.50%				3.50%	3.50%
Discount on issuance of debt												€ 31.3
Borrowing costs capitalised							€ 5.1
Senior Eur Debt
Disclosure of detailed information about borrowings [line items]
Interest rate						2.75%				2.75%	2.75%
Findus Sverige AB
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary				100.00%	100.00%